Subsequent Event (Additional Information) (Details) $ / shares in Units, $ in Thousands									6 Months Ended	12 Months Ended
	Jan. 23, 2023 USD ($)	Jan. 12, 2023 USD ($) $ / shares shares	Oct. 21, 2022 USD ($)	Oct. 17, 2022 USD ($)	Oct. 17, 2022 CAD ($)	Oct. 11, 2022 USD ($) $ / shares shares	Aug. 26, 2022 USD ($) shares	Jun. 23, 2022 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) shares	Nov. 08, 2022 USD ($)	Aug. 31, 2022 $ / shares	Jul. 13, 2022 USD ($) shares	Jun. 24, 2022 $ / shares	Jun. 13, 2022 shares	Jun. 09, 2022 shares	Sep. 30, 2021 shares
Subsequent Event [Line Items]
Common shares issued | shares									8,516,894	5,560,829						5,700,000	198,000,000
Common stock outstanding | shares		850,000							8,516,894	5,560,829						5,700,000	198,000,000
Common shares issued, value									$ 321,769,905	$ 317,051,125	$ 306,618,482
Pre-funded warrants | shares									4,643,011	1,925,929	497,355							497,355
Exercise price of warrants | $ / shares									$ 13.24	$ 28.64			$ 2.32
Gain loss on remeasurements of assets at fair value less than cost of sale									$ 15,300,000
Number of warrants issued | shares									3,891,052	1,428,574	497,355
Debt Instrument, Interest Rate, Stated Percentage		16.50%
Neptune [Member]
Subsequent Event [Line Items]
Common shares issued | shares							36,765
Common shares issued, value							$ 75,736
Promissory Note
Subsequent Event [Line Items]
Secured Promissory Notes										$ 10,000,000
Maturity date of note										Feb. 01, 2024
Secured Promissory Notes, Interest rate									10.00%	10.00%
Secured Promissory Notes, interest payable description									The outstanding principal balance bears interest at the rate of 10.0% per annum, increasing by 1.00% every three months commencing September 30, 2022. Interest is accrued and added to the principal amount of the loan and is presented net of borrowing costs.	The outstanding principal balance bears interest at the rate of 10.0% per annum, payable quarterly in arrears on the last day of each fiscal quarter during the term, commencing March 31, 2021
Promissory Note | Maximum
Subsequent Event [Line Items]
Secured Promissory Notes									$ 13,000,000
Amended Promissory Notes
Subsequent Event [Line Items]
Secured Promissory Notes														$ 13,000,000
Secured Promissory Notes, Interest rate														10.00%
Secured Promissory Notes, interest payable description									The $13.0 million of amended Secured Promissory Notes have a 10% interest rate per annum, increasing by 1% per annum every three months during the term of the Secured Promissory Notes. The interest will be compounded and added to the principal amount on a quarterly basis.	The $13.0 million of amended Promissory notes are secured, have a 10% interest rate per annum, increasing by 1% per annum every three months during the term of the Promissory notes. The interest will be compounded and added to the principal amount on a quarterly basis.
Sprout Foods, Inc.
Subsequent Event [Line Items]
Common shares issued | shares														372,670
Common shares issued, value														$ 570,185
Sprout Foods, Inc. | Promissory Note
Subsequent Event [Line Items]
Maturity date of note									Feb. 01, 2024	Feb. 01, 2024
Sprout Foods, Inc. | Amended Promissory Notes
Subsequent Event [Line Items]
Additional amount committed														3,000,000
Subsequent Event
Subsequent Event [Line Items]
Common shares issued | shares																5,700,000	198,000,000
Common stock outstanding | shares		850,000														5,700,000	198,000,000
Common shares issued, value												$ 105,000
Secured Promissory Notes, Interest rate		16.50%
Number of shares issued | shares						3,208,557		1,300,000
Pre-funded warrants | shares								645,526
Warrants to purchase common shares | shares								2,591,052
Share issued price per share | $ / shares								$ 2.57
Exercise price of warrants | $ / shares		$ 0.53				$ 1.62		$ 2.32
Net proceeds from share issuance						$ 6,000,000		$ 5,000,000
Pre-funded warrants fully exercised | $ / shares															$ 64.55
Loss contingency, damages paid, value			$ 4,000,000
Proceeds from sale of business				$ 3,800,000	$ 5,150
Class of warrant or right issued during the period | shares						6,417,114
Net proceeds from issuance of common stock						$ 5,150,000
Combined purchase price for one common share and one warrant | $ / shares						$ 1.87
Gain Or Loss On Warrants						$ 1,000,000
Number of warrants issued | shares						6,417,114
Litigation Settlement, Expense									$ 4
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed		10.00%
Subsequent Event | Maximum
Subsequent Event [Line Items]
Loss contingency, damages paid, value			$ 4,250,000
Subsequent Event | Neptune [Member]
Subsequent Event [Line Items]
Common shares issued, value												105,000
Subsequent Event | Amended Promissory Notes
Subsequent Event [Line Items]
Secured Promissory Notes														$ 13,000,000
Secured Promissory Notes, Interest rate														10.00%
Subsequent Event | Promissory Note [Member]
Subsequent Event [Line Items]
Debt instrument carrying amount							$ 250,000
Debt conversion number of shares issued | shares							36,765
Debt conversion shares issued value							$ 75,736
Subsequent Event | Senior secured promissory notes [Member]
Subsequent Event [Line Items]
Secured Promissory Notes		$ 4,000,000
Debt instrument additional issued principal amount	$ 1,000,000	$ 1,000,000
Percentage requirement for debt issuance from proceeds received from incremental equity issuance		25.00%
Subsequent Event | Sprout Foods, Inc.
Subsequent Event [Line Items]
Common shares issued | shares														372,670
Common shares issued, value														$ 570,000
Subsequent Event | Sprout Foods, Inc. | Amended Promissory Notes
Subsequent Event [Line Items]
Additional amount committed														$ 3,000,000
Subsequent Event | Sprout Foods, Inc. | Secured Promissory Note Agreement [Member]
Subsequent Event [Line Items]
Additional amount committed												$ 525,000
Subsequent Event | Alterna [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 5,000,000
Line Of Credit Facility Usage Fee Percentage	1.00%
Line of Credit Facility, Interest Rate During Period	8.00%